Financial instruments - Other Derivatives (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 Other Derivatives, Expiry February 2014 MWh	Dec. 31, 2013 Other Derivatives, Expiry March 2015 MWh	Dec. 31, 2013 Energy contracts Carrying amount Not designated as a hedge Other Derivatives, Expiry February 2014 CAD	Dec. 31, 2013 Energy contracts Carrying amount Not designated as a hedge Other Derivatives, Expiry March 2015 CAD
Derivative [Line Items]
Notional quantity (MW-hrs)	19,440,000	69,154,000
Receive average prices (per MW-hr)	61.40	48.83
Net Asset			1,833	1,729